TAXES ON INCOME (Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Net operating loss carryforwards (in Israel)	$ 2,532	$ 2,543
Net operating loss carryforwards (outside Israel)	530	343
Capital loss carryforwards (in Israel)	1,113	1,252
Severance benefits	29	32
Provision for vacation pay	199	280
Tax credit carryforward	869	952
Allowance for doubtful accounts	10	13
Total gross deferred tax assets	5,282	5,415
Less valuation allowance	(3,319)	(1,595)
Net deferred tax assets	1,963	3,820
Undistributed income of subsidiaries	(29)	(134)
Fixed assets - differences in depreciation	(721)	(635)
Total gross deferred tax liabilities	(750)	(769)
Net deferred tax assets	1,213	3,051
Deferred tax assets, short-term (in other current assets)	157	188
Deferred tax assets, long Term	$ 1,056	$ 2,863